Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars

Operating revenues
Regulated electric	$-	$-	$1,665	$1,774	$(2)	$3,437
Regulated gas	-	-	451	48	-	499
Non-regulated	-	-	378	(4)	(33)	341
Total operating revenues	-	-	2,494	1,818	(35)	4,277

Operating expenses
Regulated fuel for generation and purchased power	-	-	560	662	-	1,222
Regulated cost of natural gas	-	-	177	-	-	177
Regulated fuel adjustment mechanism and fixed cost deferrals	-	-	-	61	-	61
Non-regulated fuel for generation and purchased power	-	-	261	56	(4)	313
Non-regulated direct costs	-	-	-	52	(23)	29
Operating, maintenance and general	37	-	647	461	(8)	1,137
Provincial, state and municipal taxes	-	-	152	43	-	195
Depreciation and amortization	2	-	330	256	-	588
Total operating expenses	39	-	2,127	1,591	(35)	3,722
Income (loss) from operations	(39)	-	367	227	-	555

Income (loss) from equity investments in subsidiaries	150	-	-	-	(150)	-
Income from equity investments	18	-	-	82	-	100
Intercompany income (expenses), net	203	101	(107)	(151)	(46)	-
Other income (expenses), net	135	-	24	15	-	174
Interest expense, net	226	85	127	147	-	585
Income (loss) before provision for income taxes	241	16	157	26	(196)	244

Income tax expense (recovery)	(14)	7	48	(63)	-	(22)
Net income (loss)	255	9	109	89	(196)	266

Non-controlling interest in subsidiaries	-	-	-	7	4	11
Net income (loss) of Emera Incorporated	255	9	109	82	(200)	255

Preferred stock dividends	28	-	31	19	(50)	28
Net income (loss) attributable to common shareholders	$227	$9	$78	$63	$(150)	$227

Comprehensive income (loss) of Emera Incorporated	$228	$19	$205	$59	$(283)	$228

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars

Operating revenues
Regulated electric	$-	$-	$283	$1,860	$(2)	$2,141
Regulated gas	-	-	-	52	-	52
Non-regulated	-	-	419	219	(42)	596
Total operating revenues	-	-	702	2,131	(44)	2,789

Operating expenses
Regulated fuel for generation and purchased power	-	-	70	745	-	815
Regulated fuel adjustment mechanism and fixed cost deferrals	-	-	-	42	-	42
Non-regulated fuel for generation and purchased power	-	-	277	64	(5)	336
Non-regulated direct costs	-	-	-	49	(30)	19
Operating, maintenance and general	54	-	148	472	(8)	666
Provincial, state and municipal taxes	-	-	21	42	-	63
Depreciation and amortization	1	-	79	260	-	340
Total operating expenses	55	-	595	1,674	(43)	2,281
Income (loss) from operations	(55)	-	107	457	(1)	508

Income (loss) from equity investments in subsidiaries	270	-	-	-	(270)	-
Income from equity investments	37	-	5	66	-	108
Intercompany income (expenses), net	156	-	-	8	(164)	-
Other income (expenses), net	91	-	21	29	-	141
Interest expense, net	46	-	28	272	(134)	212
Income (loss) before provision for income taxes	453	-	105	288	(301)	545

Income tax expense (recovery)	25	-	35	33	-	93
Net income (loss)	428	-	70	255	(301)	452

Non-controlling interest in subsidiaries	-	-	-	13	12	25
Net income (loss) of Emera Incorporated	428	-	70	242	(313)	427

Preferred stock dividends	30	-	15	26	(41)	30
Net income (loss) attributable to common shareholders	$398	$-	$55	$216	$(272)	$397

Comprehensive income (loss) of Emera Incorporated	$911	$-	$303	$452	$(755)	$911

Condensed Balance Sheet [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Assets
Current assets
Cash and cash equivalents	$200	$28	$48	$128	$-	$404
Restricted cash	-	-	1	86	-	87
Receivables, net	1	-	429	584	-	1,014
Intercompany receivables	57	9	11	569	(646)	-
Income taxes receivable	-	-	5	28	-	33
Inventory	-	-	273	199	-	472
Derivative instruments	13	-	33	112	(13)	145
Regulatory assets	-	-	54	26	-	80
Prepayments and other current assets	2	-	44	230	-	276
Total current assets	273	37	898	1,962	(659)	2,511

Property, plant and equipment, net of accumulated depreciation	14	-	12,724	4,552	-	17,290

Other assets
Income taxes receivable	-	-	-	48	-	48
Deferred income taxes	31	-	18	114	(38)	125
Derivative instruments	12	-	2	129	(12)	131
Pension and post-retirement asset	-	-	-	9	-	9
Regulatory assets	-	-	647	595	-	1,242
Net investment in direct financing lease	-	-	13	475	-	488
Investments in subsidiaries accounted for using the equity method	8,349	-	-	-	(8,349)	-
Investments subject to significant influence	5	-	13	929	-	947
Investment securities	-	-	-	48	-	48
Goodwill	-	-	6,110	103	-	6,213
Intercompany notes receivable	1,341	4,558	16	589	(6,504)	-
Other investments - intercompany	-	-	-	2,270	(2,270)	-
Other long-term assets	33	-	85	70	(19)	169
Total other assets	9,771	4,558	6,904	5,379	(17,192)	9,420

Total assets	$10,058	$4,595	$20,526	$11,893	$(17,851)	$29,221

Emera Incorporated
Consolidated Balance Sheets – Continued
As at December 31, 2016

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Liabilities and Equity
Current liabilities
Short-term debt	$-	$-	$948	$13	$-	$961
Current portion of long-term debt	-	-	436	40	-	476
Accounts payable	6	-	756	480	-	1,242
Intercompany payable	534	6	81	25	(646)	-
Income taxes payable	-	6	-	13	-	19
Derivative instruments	14	-	10	314	(13)	325
Regulatory liabilities	-	-	225	137	-	362
Pension and post-retirement liabilities	-	-	51	7	-	58
Other current liabilities	54	7	79	141	-	281
Total current liabilities	608	19	2,586	1,170	(659)	3,724

Long-term liabilities
Long-term debt	2,338	4,314	4,687	2,929	-	14,268
Intercompany long-term debt	366	-	4,778	1,357	(6,501)	-
Deferred income taxes	-	1	1,193	516	(38)	1,672
Convertible debentures	8	-	-	-	-	8
Derivative instruments	12	-	-	150	(12)	150
Regulatory liabilities	-	-	973	304	-	1,277
Asset retirement obligations	-	-	61	109	-	170
Pension and post-retirement liabilities	17	-	433	219	-	669
Other long-term liabilities	5	-	213	268	(19)	467
Total long-term liabilities	2,746	4,315	12,338	5,852	(6,570)	18,681

Equity
Common stock	4,738	242	4,177	3,997	(8,416)	4,738
Cumulative preferred stock	709	-	620	271	(891)	709
Contributed surplus	75	-	45	106	(151)	75
Accumulated other comprehensive income (loss)	106	10	340	(191)	(159)	106
Retained earnings	1,076	9	420	610	(1,039)	1,076
Total Emera Incorporated equity	6,704	261	5,602	4,793	(10,656)	6,704
Non-controlling interest in subsidiaries	-	-	-	78	34	112
Total equity	6,704	261	5,602	4,871	(10,622)	6,816
Total liabilities and equity	$10,058	$4,595	$20,526	$11,893	$(17,851)	$29,221

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Assets
Current assets
Cash and cash equivalents	$-	$-	$19	$1,068	$(14)	$1,073
Restricted cash	-	-	1	18	-	19
Receivables, net	2	-	70	506	-	578
Intercompany receivable	102	-	51	95	(248)	-
Income taxes receivable	-	-	9	3	-	12
Inventory	-	-	48	266	-	314
Derivative instruments	109	-	46	112	(17)	250
Regulatory assets	-	-	17	77	-	94
Prepayments and other current assets	9	-	4	243	-	256
Total current assets	222	-	265	2,388	(279)	2,596

Property, plant and equipment, net of accumulated depreciation	15	-	2,035	4,419	-	6,469

Other assets
Income taxes receivable	-	-	-	49	-	49
Deferred income taxes	-	-	47	19	(34)	32
Derivative instruments	35	-	-	167	(34)	168
Pension and post-retirement assets	-	-	-	9	-	9
Regulatory assets	-	-	100	505	-	605
Net investment in direct financing lease	-	-	-	480	-	480
Investments in subsidiaries accounted for using the equity method	6,042	-	-	-	(6,042)	-
Investments subject to significant influence	509	-	12	624	-	1,145
Investment securities	-	-	-	116	-	116
Goodwill	-	-	158	106	-	264
Intercompany notes receivable	3,051	-	-	2,754	(5,805)	-
Other investments - intercompany	-	-	-	98	(98)	-
Other long-term assets	16	-	13	77	-	106
Total other assets	9,653	-	330	5,004	(12,013)	2,974

Total assets	$9,890	$-	$2,630	$11,811	$(12,292)	$12,039

Emera Incorporated
Consolidated Balance Sheets – Continued
As at December 31, 2015

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Liabilities and Equity
Current liabilities
Short-term debt	$14	$-	$-	$16	$(14)	$16
Current portion of long-term debt	250	-	6	18	-	274
Accounts payable	17	-	76	301	-	394
Income taxes payable	-	-	-	8	-	8
Intercompany payable	52	-	92	77	(221)	-
Derivative instruments	17	-	36	313	(17)	349
Regulatory liabilities	-	-	10	102	-	112
Pension and post-retirement liabilities	-	-	-	7	-	7
Other current liabilities	51	-	24	132	-	207
Total current liabilities	401	-	244	974	(252)	1,367

Long-term liabilities
Long-term debt	464	-	389	2,882	-	3,735
Intercompany long-term debt	2,631	-	120	3,072	(5,823)	-
Deferred income taxes	3	-	343	450	(34)	762
Convertible debentures (represented by installment receipts)	2,139	-	-	(1,458)	-	681
Derivative instruments	34	-	-	96	(34)	96
Regulatory liabilities	-	-	12	341	-	353
Asset retirement obligations	-	-	-	109	-	109
Pension and post-retirement liabilities	13	-	93	197	-	303
Other long-term liabilities	5	-	61	233	-	299
Total long-term liabilities	5,289	-	1,018	5,922	(5,891)	6,338

Equity
Common stock	2,157	-	312	3,829	(4,141)	2,157
Cumulative preferred stock	709	-	425	271	(696)	709
Contributed surplus	29	-	45	133	(178)	29
Accumulated other comprehensive income (loss)	137	-	245	(169)	(76)	137
Retained earnings	1,168	-	341	751	(1,092)	1,168
Total Emera Incorporated equity	4,200	-	1,368	4,815	(6,183)	4,200
Non-controlling interest in subsidiaries	-	-	-	100	34	134
Total equity	4,200	-	1,368	4,915	(6,149)	4,334
Total liabilities and equity	$9,890	$-	$2,630	$11,811	$(12,292)	$12,039

Condensed Cash Flow Statement [Table Text Block]
Emera Incorporated
Consolidated Statements of Cash Flows
For the year ended December 31, 2016
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Net cash provided by (used in) by operating activities	$265	$29	$481	$107	$171	$1,053
Investing activities
Acquisitions, net of cash acquired	-	-	(8,409)	-	-	(8,409)
Additions to property, plant and equipment	(2)	-	(633)	(396)	-	(1,031)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	-	-	-	(276)	-	(276)
Net proceeds on sale of investment subject to significant influence and held-for-trading common shares	665	-	-	-	-	665
Other intercompany investing activities	(2,348)	(4,416)	(18)	(2,397)	9,179	-
Other investing activities	-	-	(42)	(12)	-	(54)
Net cash provided by (used in) investing activities	(1,685)	(4,416)	(9,102)	(3,081)	9,179	(9,105)
Financing activities
Change in short-term debt, net	(14)	-	122	(4)	14	118
Proceeds from long-term debt, net of issuance costs	2,037	4,187	4,516	764	(5,081)	6,423
Proceeds from convertible debentures represented by instalment receipts, net of issuance costs	(44)	-	-	1,457	-	1,413
Retirement of long-term debt	(250)	-	(6)	(36)	19	(273)
Net borrowings (repayments) under committed credit facilities	(210)	-	-	(99)	(6)	(315)
Issuance of common stock, net of issuance costs	354	242	3,865	95	(4,202)	354
Issuance of preferred stock, net of issuance costs	-	-	195	-	(195)	-
Dividends on common stock	(221)	-	-	(254)	254	(221)
Dividends on preferred stock	(28)	-	(31)	(18)	49	(28)
Dividends paid by subsidiaries to non-controlling interest	-	-	-	(2)	(3)	(5)
Other financing activities	-	-	(18)	185	(185)	(18)
Net cash provided by (used in) financing activities	1,624	4,429	8,643	2,088	(9,336)	7,448
Effect of exchange rate changes on cash and cash equivalents	(4)	(14)	7	(54)	-	(65)
Net increase (decrease) in cash and cash equivalents	200	28	29	(940)	14	(669)
Cash and cash equivalents, beginning of period	-	-	19	1,068	(14)	1,073
Cash and cash equivalents, end of period	$200	$28	$48	$128	$-	$404

Emera Incorporated
Consolidated Statements of Cash Flows
For the year ended December 31, 2015
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
Net cash provided by (used in) operating activities	$291	$-	$190	$364	$(171)	$674
Investing activities
Additions to property, plant and equipment	(7)	-	(66)	(354)	-	(427)
Net purchase of investments subject to significant influence, inclusive of acquisition costs	(1)	-	(3)	(132)	-	(136)
Proceeds on sale of investment subject to significant influence	-	-	282	-	-	282
Other intercompany investing activities	(2,453)	-	-	(29)	2,482	-
Other investing activities	(751)	-	(10)	(413)	1,331	157
Net cash provided by (used in) investing activities	(3,212)	-	203	(928)	3,813	(124)
Financing activities
Change in short-term debt, net	4	-	-	(262)	(4)	(262)
Proceeds from long-term debt, net of issuance costs	-	-	29	1,465	(1,048)	446
Proceeds from convertible debentures represented by instalment receipts, net of issuance costs	2,138	-	-	(1,457)	-	681
Retirement of long-term debt	-	-	(420)	(372)	702	(90)
Net borrowings (repayments) under committed credit facilities	(39)	-	(9)	(153)	-	(201)
Issuance of common stock, net of issuance costs	9	-	-	2,390	(2,390)	9
Issuance of preferred stock, net of issuance costs	-	-	-	6	(6)	-
Dividends on common stock	(162)	-	-	(162)	162	(162)
Dividends on preferred stock	(30)	-	(15)	(25)	40	(30)
Dividends paid by subsidiaries to non-controlling interest	-	-	-	(3)	(11)	(14)
Other financing activities	1,001	-	(11)	(55)	(1,091)	(156)
Net cash provided by (used in) financing activities	2,921	-	(426)	1,372	(3,646)	221
Effect of exchange rate changes on cash and cash equivalents	-	-	14	67	-	81
Net increase (decrease) in cash and cash equivalents	-	-	(19)	875	(4)	852
Cash and cash equivalents, beginning of period	-	-	38	193	(10)	221
Cash and cash equivalents, end of period	$-	$-	$19	$1,068	$(14)	$1,073